INVESTMENTS - Equity-method investments (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016
Equity-method investments
Investment income (loss)		¥ (140)	$ (21)	¥ (164)	¥ (97)
Other than Temporary Impairment Losses, Investments		92		10	0
Covid 19 | Equity-method investments
Equity-method investments
Other than Temporary Impairment Losses, Investments		47
AAPC LUB
Equity-method investments
Investment income (loss)		21		47	43
Proceeds from Dividends Received		0		39	60
Equity Method Investments		490		469
Percentage of equity interest acquired						28.00%
Hotel related funds
Equity-method investments
Investment income (loss)		(16)		11	(28)
Equity Method Investments		476		507
Maximum potential loss, in loss of value of interests in investments		476
China Hospitality JV
Equity-method investments
Investment income (loss)		(12)		(2)	¥ (11)
Equity Method Investments		103		¥ 115
Percentage of equity interest acquired					20.00%
Zleep
Equity-method investments
Investment income (loss)		(23)
Equity Method Investments		¥ 88
Percentage of equity interest acquired	51.00%